SUPPLEMENT DATED July 12, 2013

To the variable annuity prospectuses of:
Allianz ConnectionsSM
For Contracts issued on or after April 29, 2013, and
For Contracts issued from May 2, 2011 through April 26, 2013
ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
Effective July 22, 2013, the following replaces information in the Fee Tables and section 7, Expenses – Rider Charge, for Allianz ConnectionsSM Contracts issued on or after May 2, 2011 selecting Investment Protector on or after July 22, 2013

For Investment Protector the current rider charge is 1.35%.

2.	Effective July 22, 2013, the following replaces information in section 11.c, Investment Protector – Target Value, for Allianz ConnectionsSM Contracts issued on or after May 2, 2011

For Investment Protector with a rider effective date on or after July 22, 2013, the guarantee percentage that we apply to the Rider Anniversary Value to calculate the Target Value is 80%.

3.
Effective August 19, 2013 for Allianz ConnectionsSM Contracts issued from May 2, 2011 through April 26, 2013, the following replaces information on the rider charge for Income Protector and Investment Protector in Appendix D

We are increasing or decreasing the rider charge for the following versions of Income Protector and Investment Protector that we no longer offer. The benefit version identifier (for example, (08.09)) is located in your rider.

Benefit Version	Rider Issue Period	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after August 19, 2013
Income Protector (05.11)	May 2, 2011 through January 20, 2012(1)	1.20% for single and 1.35% for joint Lifetime Plus Payments	Increased to 1.40% for single and 1.55% for joint Lifetime Plus Payments
Income Protector (01.12)	January 23, 2012(2) through April 27, 2012	1.20% for both single and joint Lifetime Plus Payments	Increased to 1.40% for both single and joint Lifetime Plus Payments
Income Protector (05.12)	April 30, 2012 through July 20, 2012
Income Protector (07.12)	July 23, 2012 through October 12, 2012	1.20% for both single and joint Lifetime Plus Payments	Decreased to 1.10% for both single and joint Lifetime Plus Payments
Investment Protector (01.11)	May 2, 2011 through January 20, 2012	0.95%	Increased to 1.30%
Investment Protector (01.12)	January 23, 2012 through July 6, 2012	1.00%	Increased to 1.35%
(1)     In all states except Oregon. In Oregon the rider issue period continued through February 21, 2012.
(2)     In all states except Oregon. In Oregon the rider issue period began on February 22, 2012.

PRO-004-0713
(CNT-400, CNT-062-WW)